RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500 - Reconciliation of Net Assets Available for Benefit (Details) - EBP 004 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits per the financial statements	$ 2,513,558,051	$ 2,305,013,166
Deemed distributions of participant loans	(585,601)	(581,857)
Net assets available for benefits per the Form 5500	$ 2,512,972,450	$ 2,304,431,309